EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED JANUARY 16, 2009
TO THE PROSPECTUS DATED MARCH 1, 2008
AS SUPPLEMENTED NOVEMBER 1, 2008

Eagle Growth & Income Fund. Effective January 16, 2009, Brad Kinkelaar, Co-Portfolio Manager of the fund on behalf of the fund’s subadviser, Thornburg Investment Management, Inc. (“Thornburg”), has retired and will no longer serve as a Co-Portfolio Manager of the fund. In his place, Cliff Remily will serve as Co-Portfolio Manager of the fund. William V. Fries will remain in his role as Co-Portfolio Manager of the fund.

As a result, Cliff Remily replaces Brad Kinkelaar in the discussion of the fund’s portfolio managers on P-5. In addition, the “Growth & Income Fund” paragraph on P-23, under the “Portfolio Managers” section, should be replaced in its entirety with the following:

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Growth & Income Fund – William V. Fries, CFA and Cliff Remily, CFA are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Mr. Fries has been responsible for the day-to-day management of the investment portfolio since 2001. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005. He has been a Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED JANUARY 16, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008
AS SUPPLEMENTED NOVEMBER 1, 2008

Eagle Growth & Income Fund. Effective January 16, 2009, Brad Kinkelaar, Co-Portfolio Manager of the fund on behalf of the fund’s subadviser, Thornburg Investment Management, Inc. (“Thornburg”), has retired and will no longer serve as a Co-Portfolio Manager of the fund. In his place, Cliff Remily will serve as Co-Portfolio Manager of the fund. William V. Fries will remain in his role as Co-Portfolio Manager of the fund.

As a result, the section of the Statement of Additional Information beginning on page 49 entitled “Thornburg Investment Management, Inc. (Growth & Income)” should be replaced up through the discussion of Material Conflicts of Interest at the bottom of the page with the following:

2) Thornburg Asset Management, Inc. (Growth & Income)

     William V. Fries, CFA, has been responsible for the day-to-day management of the investment portfolio since July 2001. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Cliff Remily, CFA, has been Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005.

     As of October 31, 2008, Mr. Fries was responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	17	$21.389 billion
Other pooled investment vehicles	9	$1.584 billion
Other accounts	4,030	$6.312 billion

In 1 of the 4,030 of the above “other” accounts, the advisory fee payable to Thornburg is based upon the account’s performance and the assets managed that pay the fee are $73.0 million.

As of December 31, 2008, Mr. Remily was not responsible for the day-to-day management of any other accounts.

In addition, the last sentence on page 50 of the section entitled “Thornburg Investment Management, Inc. (Growth & Income)” should be replaced with the following:

As of October 31, 2008 and December 31, 2008, respectively, neither Mr. Fries nor Mr. Remily owned any shares of the fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE